JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
Schedule of Portfolio Investments as of July 31, 2026
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2026.

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 96.8%
Aerospace & Defense — 0.5%
Howmet Aerospace, Inc.	275	77,621
TransDigm Group, Inc.	60	75,263
		152,884
Air Freight & Logistics — 0.1%
United Parcel Service, Inc., Class B	210	21,886
Automobiles — 2.2%
Tesla, Inc. * (a)	2,129	662,566
Beverages — 1.5%
Coca-Cola Co. (The)	2,826	247,529
Monster Beverage Corp. *	2,137	205,964
		453,493
Biotechnology — 2.2%
AbbVie, Inc.	796	199,748
Alnylam Pharmaceuticals, Inc. *	257	52,819
Insmed, Inc. *	587	57,878
Natera, Inc. *	132	35,344
Neurocrine Biosciences, Inc. *	177	29,524
Regeneron Pharmaceuticals, Inc.	374	285,224
		660,537
Broadline Retail — 5.8%
Alibaba Group Holding Ltd., ADR	305	37,286
Amazon.com, Inc. * (a)	5,745	1,560,227
MercadoLibre, Inc. *	80	150,236
		1,747,749
Building Products — 0.2%
Trane Technologies plc	132	60,053
Capital Markets — 0.2%
Robinhood Markets, Inc., Class A *	639	55,312
Chemicals — 0.5%
Air Products and Chemicals, Inc.	354	104,391
PPG Industries, Inc.	377	41,666
		146,057
Commercial Services & Supplies — 0.3%
Republic Services, Inc., Class A	392	82,536
Communications Equipment — 0.5%
Arista Networks, Inc. *	97	17,494
Motorola Solutions, Inc.	280	122,010
		139,504
Construction Materials — 0.2%
Vulcan Materials Co.	192	51,565
Consumer Staples Distribution & Retail — 3.5%
Walmart, Inc.	9,483	1,054,510

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Telecommunication Services — 1.1%
AT&T, Inc.	4,398	102,254
Space Exploration Technologies Corp., Class A * (b)	2,136	231,478
		333,732
Electric Utilities — 1.2%
Entergy Corp.	1,123	120,857
NextEra Energy, Inc.	1,123	97,611
Southern Co. (The)	1,465	138,501
		356,969
Electrical Equipment — 0.3%
Eaton Corp. plc	208	86,362
Electronic Equipment, Instruments & Components — 0.2%
Keysight Technologies, Inc. *	221	70,517
Entertainment — 2.3%
Netflix, Inc. *	6,473	464,179
Take-Two Interactive Software, Inc. *	537	130,448
Walt Disney Co. (The)	1,066	102,538
		697,165
Financial Services — 0.7%
Corpay, Inc. *	170	64,959
Mastercard, Inc., Class A	230	131,813
		196,772
Food Products — 0.7%
Mondelez International, Inc., Class A	3,412	212,602
Ground Transportation — 1.0%
Norfolk Southern Corp.	686	230,140
Uber Technologies, Inc. *	884	62,198
		292,338
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	492	52,004
Boston Scientific Corp. *	572	26,730
Edwards Lifesciences Corp. *	749	64,466
Stryker Corp.	135	43,970
		187,170
Health Care Providers & Services — 0.2%
UnitedHealth Group, Inc.	140	58,016
Health Care Technology — 0.1%
Veeva Systems, Inc., Class A *	172	35,050
Hotels, Restaurants & Leisure — 2.3%
Booking Holdings, Inc.	1,482	285,878
Chipotle Mexican Grill, Inc., Class A *	1,612	59,998
DoorDash, Inc., Class A *	794	155,751

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hotels, Restaurants & Leisure — continued
Hilton Worldwide Holdings, Inc.	392	125,632
McDonald's Corp.	167	45,197
		672,456
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	200	29,638
Industrial Conglomerates — 0.4%
3M Co.	587	103,476
Industrial REITs — 0.2%
Prologis, Inc.	449	64,930
Interactive Media & Services — 9.4%
Alphabet, Inc., Class C (a)	5,401	1,926,267
Meta Platforms, Inc., Class A	1,585	882,385
		2,808,652
IT Services — 0.9%
International Business Machines Corp.	437	97,735
Shopify, Inc., Class A *	1,365	159,910
		257,645
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	117	67,193
Machinery — 0.3%
Deere & Co.	165	97,791
Multi-Utilities — 0.3%
CMS Energy Corp.	572	41,178
Public Service Enterprise Group, Inc.	514	39,414
		80,592
Oil, Gas & Consumable Fuels — 0.7%
Cheniere Energy, Inc.	182	47,970
ConocoPhillips	292	35,180
ExxonMobil Holdings Corp. *	714	110,984
		194,134
Pharmaceuticals — 1.2%
Bristol-Myers Squibb Co.	1,395	91,108
Johnson & Johnson	1,098	281,472
		372,580
Semiconductors & Semiconductor Equipment — 31.3%
Advanced Micro Devices, Inc. *	2,477	1,179,424
Analog Devices, Inc.	1,692	621,658
ARM Holdings plc, ADR *	379	90,842
ASML Holding NV (Registered), ADR	247	402,363
Broadcom, Inc. (a)	2,384	928,044
Intel Corp. *	7,766	700,493
Lam Research Corp.	2,985	874,665
Marvell Technology, Inc.	572	107,284

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Semiconductors & Semiconductor Equipment — continued
Micron Technology, Inc.	1,760	1,448,533
NVIDIA Corp. (a)	12,690	2,547,517
NXP Semiconductors NV	1,066	244,285
Teradyne, Inc.	612	225,026
		9,370,134
Software — 11.7%
AppLovin Corp., Class A *	392	155,193
HubSpot, Inc. *	120	28,483
Intuit, Inc.	542	171,310
Microsoft Corp. (a)	4,094	1,902,564
Nebius Group NV * (b)	402	76,545
Oracle Corp.	504	65,454
Palantir Technologies, Inc., Class A *	2,489	306,296
Palo Alto Networks, Inc. *	1,370	454,607
Salesforce, Inc.	215	39,564
ServiceNow, Inc. *	593	65,959
Synopsys, Inc. *	417	162,113
Zoom Communications, Inc., Class A *	764	73,398
		3,501,486
Specialty Retail — 0.7%
AutoZone, Inc. *	11	33,179
Lowe's Cos., Inc.	397	82,500
TJX Cos., Inc. (The)	562	88,425
		204,104
Technology Hardware, Storage & Peripherals — 10.8%
Apple, Inc. (a)	7,466	2,306,322
Sandisk Corp. *	142	172,506
Seagate Technology Holdings plc	879	752,538
		3,231,366
Tobacco — 0.2%
Philip Morris International, Inc.	374	71,367
Total Common Stocks (Cost $23,164,400)		28,942,889

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
INVESTMENTS	NO. OF CONTRACTS	VALUE($)
Options Purchased — 3.3%
Put Options Purchased — 3.3%
Invesco QQQ Trust 1
8/31/2026 at USD 700.00, American Style
Notional Amount: USD 9,631,860
Counterparty: Exchange-Traded *	140	322,140
Invesco QQQ Trust 1
9/30/2026 at USD 699.00, American Style
Notional Amount: USD 9,631,860
Counterparty: Exchange-Traded *	140	412,439
Invesco QQQ Trust 1
10/30/2026 at USD 654.00, American Style
Notional Amount: USD 9,631,860
Counterparty: Exchange-Traded *	140	256,690
Total Put Options Purchased (Cost $792,533)		991,269
	SHARES
Short-Term Investments — 2.2%
Investment Companies — 1.1%
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (c) (d) (Cost $341,211)	341,199	341,234
Investment of Cash Collateral from Securities Loaned — 1.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (c) (d) (Cost $311,915)	311,915	311,915
Total Short-Term Investments (Cost $653,126)		653,149
Total Investments — 102.3% (Cost $24,610,059)		30,587,307
Liabilities in Excess of Other Assets — (2.3)%		(683,744)
NET ASSETS — 100.0%		29,903,563

Percentages indicated are based on net assets.

Abbreviations
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
USD	United States Dollar

*	Non-income producing security.
(a)	All or a portion of the security is segregated as collateral for options written. The total value of securities segregated as collateral is $4,958,624.
(b)	The security or a portion of this security is on loan at July 31, 2026. The total value of securities on loan at July 31, 2026 is $298,504.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2026.

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
Written Call Options Contracts as of July 31, 2026:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
Invesco QQQ Trust 1	Exchange-Traded	140	USD 9,631,860	USD 795.00	8/31/2026	(1,680)
Invesco QQQ Trust 1	Exchange-Traded	140	USD 9,631,860	USD 790.00	9/30/2026	(16,240)
Invesco QQQ Trust 1	Exchange-Traded	140	USD 9,631,860	USD 735.00	10/30/2026	(207,760)
						(225,680)
Written Put Options Contracts as of July 31, 2026:

DESCRIPTION	COUNTERPARTY	NUMBER OF CONTRACTS	NOTIONAL AMOUNT	EXERCISE PRICE	EXPIRATION DATE	VALUE ($)
Invesco QQQ Trust 1	Exchange-Traded	140	USD 9,631,860	USD 590.00	8/31/2026	(22,120)
Invesco QQQ Trust 1	Exchange-Traded	140	USD 9,631,860	USD 585.00	9/30/2026	(56,280)
Invesco QQQ Trust 1	Exchange-Traded	140	USD 9,631,860	USD 550.00	10/30/2026	(58,590)
						(136,990)
Total Written Options Contracts (Premiums Received $767,699)						(362,670)

Abbreviations
USD	United States Dollar

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940 (the "1940 Act"), the Board is required to determine fair value for securities that do not have readily available market quotations. Pursuant to Rule 2a-5 under the 1940 Act (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Options are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$30,587,307	$—	$—	$30,587,307
Depreciation in Other Financial Instruments
Options Written (a)
Call Options Written	$(225,680)	$—	$—	$(225,680)
Put Options Written	(136,990)	—	—	(136,990)
Total Depreciation in Other Financial Instruments	$(362,670)	$—	$—	$(362,670)

(a)	Please refer to the SOI for specifics of portfolio holdings.

JPMorgan Nasdaq Hedged Equity Laddered Overlay ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2026 (Unaudited) (continued)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2026
Security Description	Value at October 31, 2025	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2026	Shares at July 31, 2026	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 3.78% (a) (b)	$—	$4,319,156	$3,977,715	$(230)	$23	$341,234	341,199	$7,685	$—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 3.67% (a) (b)	—	1,161,213	849,298	—	—	311,915	311,915	2,026	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 3.62% (a) (b)	237,113	876,303	1,113,416	—	—	—	—	3,864	—
Total	$237,113	$6,356,672	$5,940,429	$(230)	$23	$653,149		$13,575	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2026.